Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	the arbitrage funds
Entity Central Index Key	0001105076
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000127228
Shareholder Report [Line Items]
Fund Name	Arbitrage Fund
Class Name	Class A
Trading Symbol	ARGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Arbitrage Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/arbitrage. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/arbitrage
Additional Information Website	www.arbitragefunds.com/arbitrage
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$79	1.56%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.56%
AssetsNet	$ 929,897,297
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$929,897,297
Number of Portfolio Holdings	78
Portfolio Turnover RateFootnote Reference**	80%
Footnote	Description
Footnote**	Not annualized

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Consumer, Non-cyclical	23.53%
Technology	18.50%
Telecommunication Services	13.07%
Energy	9.94%
Industrials	9.63%
Consumer, Cyclical	7.87%
Financials	6.69%
Funds	5.99%
Materials	4.78%

Region Weighting (% of Total Investments)

Value	Value
Americas	92.98%
EMEA	7.02%

Accountant Change Statement [Text Block]

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Accountant Change Date	Nov. 19, 2024
C000115401
Shareholder Report [Line Items]
Fund Name	Arbitrage Fund
Class Name	Class C
Trading Symbol	ARBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Arbitrage Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/arbitrage. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/arbitrage
Additional Information Website	www.arbitragefunds.com/arbitrage
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$117	2.31%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.31%
AssetsNet	$ 929,897,297
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$929,897,297
Number of Portfolio Holdings	78
Portfolio Turnover RateFootnote Reference**	80%
Footnote	Description
Footnote**	Not annualized

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Consumer, Non-cyclical	23.53%
Technology	18.50%
Telecommunication Services	13.07%
Energy	9.94%
Industrials	9.63%
Consumer, Cyclical	7.87%
Financials	6.69%
Funds	5.99%
Materials	4.78%

Region Weighting (% of Total Investments)

Value	Value
Americas	92.98%
EMEA	7.02%

Accountant Change Statement [Text Block]

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Accountant Change Date	Nov. 19, 2024
C000017638
Shareholder Report [Line Items]
Fund Name	Arbitrage Fund
Class Name	Class I
Trading Symbol	ARBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Arbitrage Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/arbitrage. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/arbitrage
Additional Information Website	www.arbitragefunds.com/arbitrage
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$67	1.31%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.31%
AssetsNet	$ 929,897,297
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$929,897,297
Number of Portfolio Holdings	78
Portfolio Turnover RateFootnote Reference**	80%
Footnote	Description
Footnote**	Not annualized

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Consumer, Non-cyclical	23.53%
Technology	18.50%
Telecommunication Services	13.07%
Energy	9.94%
Industrials	9.63%
Consumer, Cyclical	7.87%
Financials	6.69%
Funds	5.99%
Materials	4.78%

Region Weighting (% of Total Investments)

Value	Value
Americas	92.98%
EMEA	7.02%

Accountant Change Statement [Text Block]

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Accountant Change Date	Nov. 19, 2024
C000017637
Shareholder Report [Line Items]
Fund Name	Arbitrage Fund
Class Name	Class R
Trading Symbol	ARBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Arbitrage Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/arbitrage. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/arbitrage
Additional Information Website	www.arbitragefunds.com/arbitrage
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$79	1.56%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.56%
AssetsNet	$ 929,897,297
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$929,897,297
Number of Portfolio Holdings	78
Portfolio Turnover RateFootnote Reference**	80%
Footnote	Description
Footnote**	Not annualized

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Consumer, Non-cyclical	23.53%
Technology	18.50%
Telecommunication Services	13.07%
Energy	9.94%
Industrials	9.63%
Consumer, Cyclical	7.87%
Financials	6.69%
Funds	5.99%
Materials	4.78%

Region Weighting (% of Total Investments)

Value	Value
Americas	92.98%
EMEA	7.02%

Accountant Change Statement [Text Block]

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Accountant Change Date	Nov. 19, 2024
C000127230
Shareholder Report [Line Items]
Fund Name	Water Island Credit Opportunities Fund
Class Name	Class A
Trading Symbol	AGCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Water Island Credit Opportunities Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-credit-opportunities. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/water-island-credit-opportunities
Additional Information Website	www.arbitragefunds.com/water-island-credit-opportunities
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$64	1.25%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
AssetsNet	$ 146,781,298
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$146,781,298
Number of Portfolio Holdings	83
Portfolio Turnover RateFootnote Reference**	67%
Footnote	Description
Footnote**	Not annualized

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Consumer, Non-cyclical	28.46%
Technology	26.37%
Telecommunication Services	17.87%
Industrials	16.53%
Consumer, Cyclical	4.51%
Financials	4.48%
Materials	1.76%
Energy	0.02%

Region Weighting (% of Total Investments)

Value	Value
Americas	99.70%
EMEA	0.30%

Accountant Change Statement [Text Block]

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Accountant Change Date	Nov. 19, 2024
C000120978
Shareholder Report [Line Items]
Fund Name	Water Island Credit Opportunities Fund
Class Name	Class I
Trading Symbol	ACFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Water Island Credit Opportunities Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-credit-opportunities. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/water-island-credit-opportunities
Additional Information Website	www.arbitragefunds.com/water-island-credit-opportunities
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$50	0.99%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
AssetsNet	$ 146,781,298
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$146,781,298
Number of Portfolio Holdings	83
Portfolio Turnover RateFootnote Reference**	67%
Footnote	Description
Footnote**	Not annualized

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Consumer, Non-cyclical	28.46%
Technology	26.37%
Telecommunication Services	17.87%
Industrials	16.53%
Consumer, Cyclical	4.51%
Financials	4.48%
Materials	1.76%
Energy	0.02%

Region Weighting (% of Total Investments)

Value	Value
Americas	99.70%
EMEA	0.30%

Accountant Change Statement [Text Block]

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Accountant Change Date	Nov. 19, 2024
C000120977
Shareholder Report [Line Items]
Fund Name	Water Island Credit Opportunities Fund
Class Name	Class R
Trading Symbol	ARCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Water Island Credit Opportunities Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-credit-opportunities. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/water-island-credit-opportunities
Additional Information Website	www.arbitragefunds.com/water-island-credit-opportunities
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$63	1.24%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%
AssetsNet	$ 146,781,298
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$146,781,298
Number of Portfolio Holdings	83
Portfolio Turnover RateFootnote Reference**	67%
Footnote	Description
Footnote**	Not annualized

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Consumer, Non-cyclical	28.46%
Technology	26.37%
Telecommunication Services	17.87%
Industrials	16.53%
Consumer, Cyclical	4.51%
Financials	4.48%
Materials	1.76%
Energy	0.02%

Region Weighting (% of Total Investments)

Value	Value
Americas	99.70%
EMEA	0.30%

Accountant Change Statement [Text Block]

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Accountant Change Date	Nov. 19, 2024
C000127229
Shareholder Report [Line Items]
Fund Name	Water Island Event-Driven Fund
Class Name	Class A
Trading Symbol	AGEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Water Island Event-Driven Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-event-driven. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/water-island-event-driven
Additional Information Website	www.arbitragefunds.com/water-island-event-driven
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$87	1.71%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.71%
AssetsNet	$ 68,343,395
Holdings Count | Holding	110
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$68,343,395
Number of Portfolio Holdings	110
Portfolio Turnover RateFootnote Reference**	83%
Footnote	Description
Footnote**	Not annualized

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Consumer, Non-cyclical	23.24%
Technology	18.87%
Telecommunication Services	16.38%
Energy	13.37%
Consumer, Cyclical	10.98%
Materials	6.61%
Industrials	5.37%
Financials	5.18%

Region Weighting (% of Total Investments)

Value	Value
Americas	96.01%
EMEA	3.99%

Accountant Change Statement [Text Block]

On 19 November, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Accountant Change Date	Nov. 19, 2024
C000092485
Shareholder Report [Line Items]
Fund Name	Water Island Event-Driven Fund
Class Name	Class I
Trading Symbol	AEDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Water Island Event-Driven Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-event-driven. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/water-island-event-driven
Additional Information Website	www.arbitragefunds.com/water-island-event-driven
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$74	1.46%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.46%
AssetsNet	$ 68,343,395
Holdings Count | Holding	110
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$68,343,395
Number of Portfolio Holdings	110
Portfolio Turnover RateFootnote Reference**	83%
Footnote	Description
Footnote**	Not annualized

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Consumer, Non-cyclical	23.24%
Technology	18.87%
Telecommunication Services	16.38%
Energy	13.37%
Consumer, Cyclical	10.98%
Materials	6.61%
Industrials	5.37%
Financials	5.18%

Region Weighting (% of Total Investments)

Value	Value
Americas	96.01%
EMEA	3.99%

Accountant Change Statement [Text Block]

On 19 November, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Accountant Change Date	Nov. 19, 2024
C000092484
Shareholder Report [Line Items]
Fund Name	Water Island Event-Driven Fund
Class Name	Class R
Trading Symbol	AEDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Water Island Event-Driven Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-event-driven. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Email	www.arbitragefunds.com/water-island-event-driven
Additional Information Website	www.arbitragefunds.com/water-island-event-driven
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$87	1.71%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.71%
AssetsNet	$ 68,343,395
Holdings Count | Holding	110
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$68,343,395
Number of Portfolio Holdings	110
Portfolio Turnover RateFootnote Reference**	83%
Footnote	Description
Footnote**	Not annualized

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Consumer, Non-cyclical	23.24%
Technology	18.87%
Telecommunication Services	16.38%
Energy	13.37%
Consumer, Cyclical	10.98%
Materials	6.61%
Industrials	5.37%
Financials	5.18%

Region Weighting (% of Total Investments)

Value	Value
Americas	96.01%
EMEA	3.99%

Accountant Change Statement [Text Block]

On 19 November, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Accountant Change Date	Nov. 19, 2024